     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 25, 2003


                       1933 ACT REGISTRATION NO. 333-49230
                       1940 ACT REGISTRATION NO. 811-07975

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       PRE-EFFECTIVE AMENDMENT NO. ___ [ ]

                       POST-EFFECTIVE AMENDMENT NO. 8 [X]

                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                       POST-EFFECTIVE AMENDMENT NO. 29 [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                    PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992

                                 (973) 802-7333

    (Address and telephone number of depositor's principal executive offices)

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992

                                 (973) 802-4708

                     (Name and address of agent for service)
                                   Copies to:
                                 ADAM SCARAMELLA
                        VICE PRESIDENT, CORPORATE COUNSEL
                       THE PRUDENTIAL INSURANCE COMPANY OF
                                    AMERICA
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-4940

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on September 25, 2003 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on _________ pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

PARTS A, B AND C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 7 TO FORM N-4 ON JUNE 27, 2003 AND ARE INCORPORATED HEREIN BY REFERENCE.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the City of Newark and the State of New Jersey, on this 25 day of August, 2003.

                  THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                 BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   (Depositor)

       Attest: /s/ CLIFFORD E. KIRSCH                    /s/ ANDREW J. MAKO
       ------------------------------                    -------------------
                 CLIFFORD E. KIRSCH                      ANDREW J. MAKO
                 CHIEF LEGAL OFFICER AND SECRETARY       PRESIDENT

                                   SIGNATURES

    As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                  SIGNATURE AND TITLE


                   *
               -----------------------------
                   VIVIAN L. BANTA                 Date August 25, 2003
                   CHAIRMAN AND DIRECTOR

                   *
               ----------------------------------
                   WILLIAM J. ECKERT, IV
                   VICE PRESIDENT AND CHIEF
                    ACCOUNTING OFFICER

                                                       *By: CLIFFORD E. KIRSCH
                                                       -----------------------

                   *                                   CLIFFORD E. KIRSCH
               ----------------------------------      (ATTORNEY-IN-FACT)
                   JAMES J. AVERY JR.
                  VICE CHAIRMAN AND DIRECTOR

                    *
               ----------------------------------
                   RONALD P. JOELSON
                   DIRECTOR

                    *
               ----------------------------------
                   RICHARD J. CARBONE
                   DIRECTOR

                    *
               ----------------------------------
                   HELEN M. GALT
                   DIRECTOR

                    *
               ----------------------------------
                   DAVID R. ODENATH, JR.
                   DIRECTOR

                    *
               ----------------------------------
                   ANDREW J. MAKO
                   PRESIDENT AND DIRECTOR

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